employee future benefits - Fair value measurements (Details) - Pension plans - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Fair value measurements
Asset-backed securities	$ 32	$ 30
Cash, cash equivalents and other	528	621
Real estate	1,085	1,007
Fair value	9,731	9,380
Effect of asset ceiling limit	(123)	(121)
Fair value after asset ceiling	9,608	9,259
Fair value of administered pension benefit trusts	2	2
Quoted prices in active markets for identical items
Fair value measurements
Cash, cash equivalents and other	20	21
Fair value	2,779	2,990
Other
Fair value measurements
Asset-backed securities	32	30
Cash, cash equivalents and other	508	600
Real estate	1,085	1,007
Fair value	6,952	6,390
Canadian
Fair value measurements
Equity securities	1,044	979
Canadian | Quoted prices in active markets for identical items
Fair value measurements
Equity securities	849	787
Canadian | Other
Fair value measurements
Equity securities	195	192
Foreign
Fair value measurements
Equity securities	2,699	2,405
Foreign | Quoted prices in active markets for identical items
Fair value measurements
Equity securities	685	663
Foreign | Other
Fair value measurements
Equity securities	2,014	1,742
Government securities
Fair value measurements
Debt securities	1,453	1,698
Government securities | Quoted prices in active markets for identical items
Fair value measurements
Debt securities	1,225	1,519
Government securities | Other
Fair value measurements
Debt securities	228	179
Corporate debt securities
Fair value measurements
Debt securities	2,087	1,628
Corporate debt securities | Other
Fair value measurements
Debt securities	2,087	1,628
Commercial mortgages
Fair value measurements
Debt securities	803	1,012
Commercial mortgages | Other
Fair value measurements
Debt securities	$ 803	$ 1,012